Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value Hierarchy of the Company’s Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2025:

	As of March 31, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible notes (a)	$-	$-	$5,860,000	$5,860,000
Warrant liabilities (b)	-	-	3,495,765	3,495,765
Total	$-	$-	$9,355,765	$9,355,765

(a)	The Company has elected to recognize the convertible note at fair value (Note 10), therefore, there was no further evaluation of embedded features for bifurcation. The Company engaged a third-party valuation firm to perform the valuation of the convertible notes. The fair value of the convertible notes was calculated using the discounted cash flow method approach. The following is a reconciliation of the beginning and ending balances for the convertible note measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended March 31, 2025:
(b)	The freestanding warrants issued in connection with the convertible notes were determined to be derivatives that were accounted for as warrant liabilities measured at fair value on recurring basis (Note 10). The Company engaged a third-party valuation firm to perform the valuation of warrant liabilities using the discounted cash flow method approach with significant unobservable inputs to measure the fair value of the warrant liability (Level 3). The following is a reconciliation of the beginning and ending balances for warrants liabilities measured at fair value for the six months ended March 31, 2025:

Schedule of Fair Value on a Recurring Basis using Significant Unobservable Inputs
For the six months ended March 31,
2025
Opening balance	$-
New convertible notes issued	3,112,549
Change in fair value of convertible notes	2,747,451
Ending balance	$5,860,000
The following is a reconciliation of the beginning and ending balances for warrants liabilities measured at fair value for the six months ended March 31, 2025:
For the six months ended March 31,
2025
Opening balance	$-
Warrants issued in connection with the convertible notes	1,887,451
Change in fair value of warrants liabilities	1,608,314
Ending balance	$3,495,765

Schedule of Disaggregation of Revenue

For the six months ended March 31, 2025 and 2024, the disaggregation of revenue by major revenue stream and time of the revenue recognition is as follows:

	For the six months ended March 31,
	2025	2024
Category of Revenue:
Tutorial service, logistic, consulting services and others	$971,304	$1,398,885
E-commerce revenue	15,597,890	14,605
Total	$16,569,194	$1,413,490
	For the six months ended March 31,
	2025	2024
Timing of Revenue Recognition:
Revenue recognized over time	$1,279,048	$1,196,704
Revenue recognized at a point in time	15,290,146	216,786
Total	$16,569,194	$1,413,490

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	For the six months ended March 31, 2025	For the six months ended March 31, 2024	September 30, 2024
Balance sheet items, except for equity accounts	$1=RMB 7.2567	$1=RMB7.2203	$1=RMB 7.0176
Items in the statements of operations and cash flows	$1=RMB 7.2308	$1=RMB7.2064	$1=RMB 7.2043